Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 09/30/01 Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group IV, L.P.
________________________________________________________________________________

Address:  2735 Sand Hill Road, Menlo Park, CA 94025_____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05379_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  CFO

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

November 9, 2001________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                      4

Form 13F Information Table Value Total:               $ 37,807

                                                    (thousands)

List of Other Included Managers:    None

                                                   FORM 13F INFORMATION TABLE
                                                                                                              Voting Authority
                             Title                          Value      Shares/ Sh/ Put/ Invstmt Other     ------------------------
      Name of Issuer         of class       CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  ---------  ------   ----
Aerogen, Inc.                Common         007779101       9,584   1,936,142   SH       Sole             1,936,142     0       0
Microsoft                    Common         594918104       1,248      24,399   SH       Sole                24,399     0       0
Sun Microsystems             Common         866810104          69       8,400   SH       Sole                 8,400     0       0
PDF Solutions, Inc.          Common         693282105      26,906   2,625,000   SH       Sole             2,625,000     0       0
                                                TOTAL      37,807
